Liabilities from acquisitions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Transactions between related parties
Total		R$ 351,630	R$ 236,289
Current		60,778	176,069
Non-current		290,852	60,220
Total Voice Comunicação S.A.
Transactions between related parties
Compensation payable related to acquisition		0	1,301
Rodati Motors Corporation (Sirena)
Transactions between related parties
Compensation payable related to acquisition	[1]	9,802	35,970
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Compensation payable related to acquisition	[2]	45,931	164,000
Sensedata Tecnologia Ltda.
Transactions between related parties
Compensation payable related to acquisition	[3]	66,202	35,018
Movidesk Ltda. – Movidesk
Transactions between related parties
Compensation payable related to acquisition	[2]	R$ 229,695	R$ 0

[1]	An installment payment was agreed for the last installment of the earn-out due to Sirena's former shareholders. The amount equivalent to R$39,363 will be paid as follows: 1) R$27,195 was paid on August 2022; 2) R$2,038 was paid between September and December 2022; 3) R$10,130 will be paid in 20 monthly installments plus interest. As collateral for payment of the monthly installments, Zenvia Brazil has granted promissory notes and assigned client receivables according with the contract.
[2]	The amounts are reflected in the new agreements signed in October, 2022 (See more details in Note 1 Business Combination)
[3]	In December 2022, the amount of R$49,324 was recorded in liabilities as an additional earn-out due to the new agreements (See more details in Note 1 Business Combination).